Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Data (Unaudited) [Abstract]
Quarterly Data (Unaudited)
15.
Quarterly Data (Unaudited)

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
Year Ended December 31, 2013
Revenues from services	$4,768.9	$5,040.7	$5,188.8	$5,252.1	$20,250.5
Gross profit	790.1	836.4	853.6	886.6	3,366.7
Operating profit(a)	54.4	128.1	162.4	167.0	511.9
Net earnings	23.9	68.2	94.7	101.2	288.0
Net earnings per share — basic	$0.31	$0.88	$1.21	$1.28	$3.69
Net earnings per share — diluted(b)	0.31	0.87	1.18	1.25	3.62
Dividends per share	—	0.46	—	0.46	0.92
Market price:
High	$57.31	$58.23	$75.18	$86.66
Low	43.49	51.27	54.65	72.28
Year Ended December 31, 2012
Revenues from services	$5,096.4	$5,206.7	$5,172.3	$5,202.6	$20,678.0
Gross profit	847.4	861.7	856.2	876.7	3,442.0
Operating profit(c)	93.8	94.4	118.6	104.9	411.7
Net earnings	40.2	41.0	63.1	53.3	197.6
Net earnings per share — basic	$0.50	$0.51	$0.79	$0.68	$2.49
Net earnings per share — diluted(d)	0.50	0.51	0.79	0.68	2.47
Dividends per share	—	0.43	—	0.43	0.86
Market price:
High	$47.37	$47.90	$41.65	$42.93
Low	36.76	33.99	32.41	35.18

(a)	Included restructuring costs of $34.8, $20.0, $8.1 and $26.5 recorded in the first, second, third and fourth quarters, respectively.

(b)	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.

(c)	Included restructuring costs of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.

(d)	Included in the results are restructuring costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.